                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Securities America Advisors, Inc.
Address: 7100 West Center Rd., Suite 500
         Omaha, NE 68106-5001

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin J Miller
Title: Vice President, Chief Compliance Officer, Deputy General Counsel
Phone: 402-399-9111

Signature, Place, and Date of Signing:


/s/ Kevin J Miller                      LaVista, NE    October 20, 2009
------------------------------------   -------------   ----------------
[Signature]                            [City, State]        [Date]


Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT.

[X]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   --------------------------
28-139                 Ameriprise Financial, Inc.